Basis of Presentation, Organization, Going Concern, Recent Accounting Pronouncements and Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Basis Of Presentation Organization Going Concern Recent Accounting Pronouncements And Earnings Loss Per Share Tables
Summary of computation of basic and diluted net loss per share

Following is the computation of basic and diluted net loss per share for the three and nine months ended September 30, 2017 and 2016:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(851,446)	$(302,636)	$(2,693,646)	$(1,610,880)
Denominator:
Weighted average number of common shares outstanding	75,123,280	69,955,847	73,837,107	69,695,772
Basic and diluted EPS	$(0.01)	$(0.00)	$(0.04)	$(0.02)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	545,000	445,000	545,000	445,000
Warrants	2,689,158	7,380,503	2,689,158	7,380,503
Convertible debt	647,813	623,067	647,813	623,067
Total shares not included in the computation of diluted losses per share	3,881,971	8,448,570	3,881,971	8,448,570

	Years Ended
	December 31,
	2016	2015
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(2,077,889)	$(1,318,507)
Denominator:
Weighted average number of common shares outstanding	69,772,485	67,233,254
Basic and diluted EPS	$(0.03)	$(0.02)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	385,000	257,500
Warrants	7,280,503	8,970,000
Convertible debt	464,428	-
Total shares not included in the computation of diluted losses per share	8,129,931	9,227,500

Summary of computation of depreciation
Estimated
Useful Lives

Office equipment	3-5 years
Furniture & equipment	5-7 years